The Chesapeake Growth Fund
Schedule of Investments
January 31, 2024 (Unaudited)

Common Stocks - 87.4%	Shares	Value
Communications - 7.7%
Internet Media & Services - 7.7%
Alphabet, Inc. - Class C *	14,028	$ 1,989,170
Netflix, Inc. *	2,000	1,128,220
		3,117,390
Consumer Discretionary - 18.6%
Automotive - 0.8%
Ferrari N.V.	885	306,139

E-Commerce Discretionary - 4.9%
Amazon.com, Inc. *	12,695	1,970,264

Home Construction - 2.3%
Toll Brothers, Inc.	9,275	921,471

Leisure Facilities & Services - 2.5%
Chipotle Mexican Grill, Inc. *	143	344,454
Marriott International, Inc. - Class A	2,755	660,457
		1,004,911
Retail - Discretionary - 8.1%
AutoZone, Inc. *	241	665,673
lululemon athletica, inc. *	2,641	1,198,539
TJX Companies, Inc. (The)	14,722	1,397,265
		3,261,477
Consumer Staples - 2.7%
Beverages - 2.7%
Monster Beverage Corporation *	19,895	1,094,623

Energy - 5.2%
Oil & Gas Producers - 5.2%
Diamondback Energy, Inc.	4,040	621,110
Pioneer Natural Resources Company	6,444	1,481,024
		2,102,134
Financials - 5.1%
Asset Management - 5.1%
UBS Group AG	68,175	2,039,114

Health Care - 3.5%
Health Care Facilities & Services - 3.5%
Humana, Inc.	3,700	1,398,822

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 87.4% (Continued)	Shares	Value
Industrials - 10.5%
Aerospace & Defense - 8.5%
Boeing Company (The) *	7,668	$ 1,618,255
TransDigm Group, Inc.	1,650	1,802,922
		3,421,177
Electrical Equipment - 2.0%
AMETEK, Inc.	4,985	807,819

Materials - 2.1%
Construction Materials - 2.1%
Vulcan Materials Company	3,685	832,847

Real Estate - 3.1%
REITs - 3.1%
Equinix, Inc.	1,480	1,228,060

Technology - 28.9%
Semiconductors - 2.5%
NXP Semiconductors N.V.	4,681	985,678

Software - 12.8%
Adobe, Inc. *	1,410	871,070
Microsoft Corporation	6,368	2,531,789
Roper Technologies, Inc.	1,305	700,785
Synopsys, Inc. *	1,940	1,034,699
		5,138,343
Technology Hardware - 5.8%
Apple, Inc.	12,744	2,349,994

Technology Services - 7.8%
Gartner, Inc. *	1,870	855,413
Mastercard, Inc. - Class A	5,120	2,300,057
		3,155,470

Total Common Stocks (Cost $24,904,846)		$ 35,135,733

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 12.4%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 5.22% (a) (Cost $4,979,713)	4,979,713	$ 4,979,713

Total Investments at Value - 99.8% (Cost $29,884,559)		$ 40,115,446

Other Assets in Excess of Liabilities - 0.2%		86,502

Total Net Assets - 100.0%		$ 40,201,948

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2024.